Employee Benefits	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefits

NOTE 16	Employee Benefits
Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $262 million, $254 million and $211 million in 2024, 2023 and 2022, respectively.
Pension and Postretirement Welfare Plans The Company has tax qualified noncontributory defined benefit pension plans, nonqualified pension plans and postretirement welfare plans.
Pension Plans The funded tax qualified noncontributory defined benefit pension plans provide benefits to substantially all the Company’s employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and/or years of service, as defined by the plan documents. Participants also receive an annual interest credit. Generally, employees become vested upon completing three years of vesting service. The Company did not contribute to its qualified pension plans in 2024 and 2023 and does not expect to contribute to the plans in 2025.
The Company also maintains two non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2025, the Company expects to contribute approximately $49 million to its non-qualified pension plans, which equals the 2025 expected benefit payments.
Postretirement Welfare Plans In addition to providing pension benefits, the Company has a funded postretirement welfare plan available to certain eligible participants based on their hire or retirement date. The plan is closed to new participants. In 2025, the Company does not expect to contribute to its postretirement welfare plan.
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the pension plans:

(Dollars in Millions)	2024	2023
Change In Projected Benefit Obligation(a)
Benefit obligation at beginning of measurement period	$7,278	$6,617
Service cost	219	223
Interest cost	376	370
Plan amendments	—	(23)
Actuarial (gain) loss	(443)	398
Lump sum settlements	(118)	(94)
Benefit payments	(243)	(213)
Benefit obligation at end of measurement period(b)	$7,069	$7,278
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$7,779	$7,375
Actual return on plan assets	381	658
Employer contributions	35	28
Lump sum settlements	(118)	(94)
Benefit payments	(243)	(213)
Acquisitions(c)	—	25
Fair value at end of measurement period	$7,834	$7,779
Funded Status	$765	$501
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,329	$1,072
Current benefit liability	(48)	(26)
Noncurrent benefit liability	(516)	(545)
Recognized amount	$765	$501
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	$(1,359)	$(1,607)
Net prior service credit	30	34
Recognized amount	$(1,329)	$(1,573)
Note: At December 31, 2024 and 2023, the postretirement welfare plans projected benefit obligation was $41 million and $49 million, respectively, the fair value of plan assets was $47 million and $45 million, respectively, and the amount recognized in accumulated other comprehensive income (loss), pretax was $51 million and $52 million, respectively.
(a)The decrease in the projected benefit obligation for 2024 was primarily due to a higher discount rate and the increase for 2023 was primarily due to a lower discount rate.
(b)At December 31, 2024 and 2023, the accumulated benefit obligation for all pension plans was $6.6 billion and $6.8 billion, respectively.
(c)The increase in 2023 plan assets was related to the 2022 MUB acquisition.
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2024	2023
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$564	$571
Fair value of plan assets	—	—
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$525	$530
Fair value of plan assets	—	—
The following table sets forth the components of net periodic pension cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the pension plans:

(Dollars in Millions)	2024	2023	2022
Components Of Net Periodic Pension Cost
Service cost	$219	$223	$280
Interest cost	376	370	248
Expected return on plan assets	(585)	(546)	(481)
Prior service credit amortization	(4)	(1)	(2)
Actuarial loss amortization	9	5	140
Net periodic pension cost	$15	$51	$185
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	$239	$(286)	$523
Net actuarial loss amortized during the year	9	5	140
Net prior service credit (cost) arising during the year	—	23	(2)
Net prior service credit amortized during the year	(4)	(1)	(2)
Total recognized in other comprehensive income (loss)	$244	$(259)	$659
Total recognized in net periodic pension cost and other comprehensive income (loss)	$229	$(310)	$474
Note: The net periodic benefit for the postretirement welfare plans was $7 million, $10 million and $9 million for the years end December 31, 2024, 2023 and 2022, respectively. The total of other amounts recognized as other comprehensive loss was $1 million, $10 million and $5 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table sets forth weighted-average assumptions used to determine the pension plans projected benefit obligations at December 31:

	2024	2023
Discount rate	5.77%	5.12%
Cash balance interest crediting rate	3.71	3.04
Rate of compensation increase(a)	3.52	3.72
(a)Determined on an active liability-weighted basis.
The following table sets forth weighted-average assumptions used to determine net periodic pension cost for the years ended December 31:

	2024	2023	2022
Discount rate	5.12%	5.55%	3.00%
Cash balance interest crediting rate	3.04	3.36	3.00
Expected return on plan assets(a)	7.00	6.75	6.50
Rate of compensation increase(b)	3.72	4.13	3.56
(a)With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans' asset allocation, economic conditions, and peer group long-term rate of return information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(b)Determined on an active liability-weighted basis.
Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side potential of investing in equities, the Company’s Compensation and Human Resources Committee has determined that a target asset allocation of 35 percent long duration bonds, 30 percent global equities, 10 percent real assets, 10 percent private equity funds, 5 percent domestic mid-small cap equities, 5 percent emerging markets equities, and 5 percent hedge funds is appropriate.
At both December 31, 2024 and 2023, plan assets included an asset management arrangement with a related party totaling approximately $63 million.
In addition to cash and cash equivalents, the qualified pension plans invest in funds that do not have readily determinable fair values. These funds are valued based on net asset values provided by the fund trustee or administrator as a practical expedient.
The following table summarizes the pension plans investment assets at December 31:

(Dollars in Millions)	2024	2023
Cash and cash equivalents	$63	$68
Collective investment funds
Domestic equity securities	1,788	1,546
Mid-small cap equity securities	474	406
International equity securities	968	981
Real estate securities	171	142
Fixed income	1,958	2,295
Real estate funds(a)	733	746
Hedge funds(b)	354	412
Private equity funds(c)	1,325	1,183
Total plan investment assets at fair value	$7,834	$7,779
(a)This category consists of several investment strategies diversified across several real estate managers.
(b)This category consists of several investment strategies diversified across several hedge fund managers.
(c)This category consists of several investment strategies diversified across several private equity fund managers.
The following benefit payments are expected to be paid from the pension plans for the years ended December 31:

(Dollars in Millions)
2025	$386
2026	394
2027	428
2028	451
2029	470
2030-2034	2,623